Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net revenues		¥ 885,048	¥ 1,348,652
Cost of revenues		(827,573)	(1,282,869)
Gross profit		57,475	65,783
Other expenses:
Selling and marketing expenses		(35,637)	(37,250)
General and administrative expenses		(57,902)	(37,255)
Research and development expenses		(14,457)	(18,293)
Total operating expenses		(107,996)	(92,798)
Operating loss		(50,521)	(27,015)
Interest income		1,112	1,669
Interest expense		(1,396)	(1,213)
Foreign exchange gains		6,630	893
Government grants		2,839	1,295
Changes in fair value of warrant		(80)	1,114
Changes in fair value of amounts due to related party		(2,330)	(2,052)
Others, net		(552)	(454)
Loss before income tax		(44,298)	(25,763)
Income tax benefit		241	195
Net loss		(44,057)	(25,568)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax		(9,316)	(1,302)
Fair value changes of amounts due to related party due to own credit Risk		7	(453)
Total other comprehensive loss		(9,309)	(1,755)
Total comprehensive loss		(53,366)	(27,323)
Comprehensive loss attributable to the Company’s ordinary shareholders		¥ (53,366)	¥ (27,323)
Net loss attributable to the Company’s ordinary shareholders per share*
Basic	[1]	¥ (18.57)	¥ (10.89)
Diluted	[1]	¥ (18.57)	¥ (10.89)
Weighted average number of ordinary shares*
Basic	[1]	2,372,032	2,348,249
Diluted	[1]	2,372,032	2,348,249
Share-based compensation expenses included in		¥ (2,896)	¥ (13,040)
Cost of revenues			(3)
Selling and marketing expenses		(1,135)	(1,851)
General and administrative expenses		(1,354)	(10,674)
Research and development expenses		¥ (407)	¥ (512)

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).